Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Primary Investments - 1.9% (1)

AEA Investors Fund VIII LP *		Limited Partnership Interest	United States					9/30/2023	$1,926,591	$1,763,106

Astorg VIII *	(2)	Limited Partnership Interest	Western Europe					6/30/2023	4,037,320	4,797,027

Cub SPV-C, L.P.	(3)	Limited Partnership Interest	United States					6/30/2026	602,220	602,220

Madison Dearborn Capital Partners VIII-C, L.P.		Limited Partnership Interest	United States					6/21/2021	2,752,233	2,329,667

NewView Capital Fund II, L.P. *		Limited Partnership Interest	United States					10/18/2021	1,741,978	2,808,406

TA XIV-B L.P.		Limited Partnership Interest	United States					9/30/2021	805,657	912,148

Total Primary Investments									11,865,999	13,212,574

Secondary Investments - 55.0% (1)

A10 USD (Feeder) L.P.		Limited Partnership Interest	Western Europe					6/30/2026	185,796	213,008

ABRY Advanced Securities Fund II, L.P. *	(14)	Limited Partnership Interest	United States					7/8/2021	440	2,383

ABRY Advanced Securities Fund III, L.P. *	(14)	Limited Partnership Interest	United States					7/8/2021	-	421

ABRY Advanced Securities Fund IV, L.P.	(14)	Limited Partnership Interest	United States					7/8/2021	199,173	177,718

ABRY Heritage Partners, L.P. *	(3)(14)	Limited Partnership Interest	United States					7/8/2021	59,330	87,213

ABRY Partners IX, L.P. *	(3)(14)	Limited Partnership Interest	United States					7/8/2021	481,167	530,978

ABRY Partners VII, L.P. *	(3)(14)	Limited Partnership Interest	United States					1/3/2022	63,734	47,835

ABRY Partners VIII, L.P.	(3)(14)	Limited Partnership Interest	United States					7/8/2021	110,929	41,496

ABRY Senior Equity IV, L.P. *	(14)	Limited Partnership Interest	United States					7/8/2021	29,431	20,176

ABRY Senior Equity V, L.P.	(14)	Limited Partnership Interest	United States					7/8/2021	150,643	196,975

Accel Europe L.P. *	(3)(7)	Limited Partnership Interest	Western Europe					12/31/2024	28,425	43,798

Accel IX L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	56,154	172,903

Accel London II L.P. *	(3)(7)	Limited Partnership Interest	Western Europe					12/31/2024	4,427,396	6,933,312

Accel VI-S L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	22,052	37,298

Advent International GPE IX-D SCSp		Limited Partnership Interest	Western Europe					6/30/2026	2,411,534	2,574,009

Advent International GPE VIII-E Limited Partnership	(3)	Limited Partnership Interest	Western Europe					12/29/2025	1,212,440	1,185,411

The accompanying notes are an integral part of this consolidated schedule of investments.

1

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

Advent International GPE X Limited Partnership		Limited Partnership Interest	Western Europe					6/30/2026	$1,969,072	$2,043,114

AEA Investors Fund VI LP	(3)	Limited Partnership Interest	United States					6/30/2025	294,947	398,430

AEA Investors Fund VII LP	(3)	Limited Partnership Interest	United States					6/30/2025	533,274	580,593

AKKR Isosceles CV LP	(3)	Limited Partnership Interest	United States					6/26/2025	6,496,673	7,038,287

Alder Strategic Opportunities Fund I AB	(2)	Limited Liability Company Interest	Western Europe					3/13/2026	2,179,216	2,150,517

Alma Opportunities I	(2)(3)	Limited Partnership Interest	Western Europe					9/13/2021	1,460,775	1,945,227

Altor Fund IV (No. 1) AB	(2)	Limited Liability Company Interest	Western Europe					6/30/2026	1,452,071	1,533,016

Altor Fund V (No. 1) AB	(2)	Limited Liability Company Interest	Western Europe					6/30/2026	4,681,249	5,240,200

Altor Fund VI (No. 1) AB	(2)	Limited Liability Company Interest	Western Europe					6/30/2026	2,170,703	2,253,329

Ambienta IV, SCSp	(2)	Limited Partnership Interest	Western Europe					6/30/2026	2,317,643	2,296,490

American Industrial Partners Capital Fund IV, L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	-	6,990

American Industrial Partners Capital Fund VI, L.P.	(3)	Limited Partnership Interest	United States					12/29/2025	1,530,493	1,084,677

American Securities Partners VII	(3)	Limited Partnership Interest	United States					12/29/2025	1,509,992	1,221,147

Apollo Overseas Partners IX, L.P.	(3)(14)	Limited Partnership Interest	United States					10/12/2021	331,236	406,626

Apollo Overseas Partners VIII, L.P.	(3)(14)	Limited Partnership Interest	United States					10/12/2021	85,245	41,619

Aquiline Financial Services Fund, L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	13,955	38,507

Arcline Capital Partners III LP	(3)	Limited Partnership Interest	United States					6/30/2025	691,444	1,081,689

Ares Private Credit Solutions (Cayman), L.P.	(14)	Limited Partnership Interest	United States					7/8/2021	10,338	44,958

ASP Sec Fac 10 LP *	(3)	Limited Partnership Interest	United States					9/30/2024	6,382,117	6,912,060

Astorg Normec Fund	(2)(3)	Limited Partnership Interest	Western Europe					9/24/2024	750,465	1,192,579

Aurora Equity Partners V A LP	(3)	Limited Partnership Interest	United States					12/29/2025	1,264,616	1,507,349

Bain Capital Distressed and Special Situations 2016 (B), L.P. *	(14)	Limited Partnership Interest	United States					7/9/2021	12,470	65,069

The accompanying notes are an integral part of this consolidated schedule of investments.

2

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

Bain Capital Fund XII, L.P.		Limited Partnership Interest	United States					6/30/2026	$-	$107,450

Bain Capital Middle Market Credit 2014 (A), L.P. *	(14)	Limited Partnership Interest	United States					7/9/2021	1	20,735

BayPine Capital Partners Fund I-B, LP	(3)	Limited Partnership Interest	United States					6/30/2025	190,701	253,286

BC European Capital X-5 L.P.	(2)	Limited Partnership Interest	Western Europe					6/30/2026	771,892	822,341

Berkshire Fund IX, L.P.	(3)	Limited Partnership Interest	United States					6/30/2021	2,098,150	2,734,299

Berkshire Fund VI, Limited Partnership *		Limited Partnership Interest	United States					6/30/2021	39,675	6,420

Berkshire Fund VII, L.P. *		Limited Partnership Interest	United States					6/30/2021	20,676	409

Berkshire Fund VII-A, L.P.	(14)	Limited Partnership Interest	United States					6/30/2021	7,542	127

Berkshire Fund VIII, L.P. *	(3)	Limited Partnership Interest	United States					6/30/2021	3,773,741	503,859

Berkshire Fund VIII-A, L.P. *	(3)	Limited Partnership Interest	United States					9/3/2021	320,445	36,442

Berkshire Fund X, L.P. *	(3)	Limited Partnership Interest	United States					9/30/2021	2,034,565	2,397,247

Bolt III LP		Limited Partnership Interest	United States					6/30/2026	447,718	1,077,286

Broad Street Real Estate Credit Partners II Offshore Feeder Fund, L.P. *	(14)	Limited Partnership Interest	United States					7/21/2021	6,167	556

Cairngorm Capital Partners III Annex, L.P.	(2)	Limited Partnership Interest	Western Europe					6/30/2025	2,067,701	16,693

Cairngorm Capital Partners III CoInvest C, L.P.	(2)	Limited Partnership Interest	Western Europe					6/30/2025	1,071,790	4,605

Cairngorm Capital Partners III CoInvest D, L.P.	(2)	Limited Partnership Interest	Western Europe					6/30/2025	735,658	4,797

Carlyle Asia Partners IV, L.P.	(3)(14)	Limited Partnership Interest	United States					7/21/2021	121,912	19,755

Carlyle Europe Partners III, L.P. *	(2)(14)	Limited Partnership Interest	United States					7/21/2021	1,198	675

Carlyle Europe Partners V - EU, S.C.Sp.	(2)	Limited Partnership Interest	Western Europe					6/30/2026	265,363	227,795

Carlyle Partners V, L.P.	(3)(14)	Limited Partnership Interest	United States					7/21/2021	-	11,170

Carlyle Partners VII, L.P.		Limited Partnership Interest	United States					6/30/2026	448,430	484,744

Carlyle Strategic Partners III, L.P.	(14)	Limited Partnership Interest	United States					7/21/2021	29,630	504

Carlyle Strategic Partners IV, L.P.	(3)(14)	Limited Partnership Interest	United States					7/21/2021	272,219	297,751

The accompanying notes are an integral part of this consolidated schedule of investments.

3

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

Carlyle U.S. Equity Opportunity Fund II, L.P.	(3)(14)	Limited Partnership Interest	United States					7/21/2021	$146,537	$123,882

Carlyle U.S. Equity Opportunity Fund, L.P. *	(14)	Limited Partnership Interest	United States					7/21/2021	3,049	1,013

CHAMP IV Management Pty Limited	(2)(3)	Limited Partnership Interest	Australasia					5/28/2026	554,805	867,552

CIVC SIB CF, L.P. *		Limited Partnership Interest	The Americas					5/4/2023	3,404,298	5,522,896

Clayton Dubilier & Rice Fund X	(3)	Limited Partnership Interest	United States					12/29/2025	1,201,937	1,364,514

Clearlake Capital Partners VII, L.P. *	(3)	Limited Partnership Interest	United States					7/1/2025	522,554	548,520

Clearstone Venture Partners III-A, L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	345,914	3,354,053

Columbia Capital Equity Partners IV (NON-US), L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	-	47,374

Columbia Capital Equity Partners IV (QP), L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	-	38,675

Columbia Capital Equity Partners IV (QPCO), L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	-	286,639

CRV XVII, L.P.		Limited Partnership Interest	United States					6/30/2026	1,055,918	1,155,823

Cub SPV-C, L.P.	(3)	Limited Partnership Interest	United States					6/26/2026	3,692,866	3,692,866

CVC Capital Partners VII (A) L.P.	(2)(3)(10)	Limited Partnership Interest	Western Europe					3/31/2023	774,896	691,862

CVC Capital Partners VII (A) L.P.	(2)(3)(11)	Limited Partnership Interest	Western Europe					3/31/2023	1,765,574	1,471,563

CVC Capital Partners VII (A) L.P.	(2)	Limited Partnership Interest	Western Europe					6/29/2026	1,534,756	1,774,127

CVC Capital Partners VIII (A) L.P.	(2)(3)(10)	Limited Partnership Interest	Western Europe					3/31/2023	671,545	878,984

CVC Capital Partners VIII (A) L.P.	(2)(3)(11)	Limited Partnership Interest	Western Europe					3/31/2023	630,879	788,174

CVI Credit Value Fund A V LP		Limited Partnership Interest	United States					7/1/2025	631,996	632,976

Davidson Kempner Long-Term Distressed Opportunities International III LP *	(14)	Limited Partnership Interest	United States					7/12/2021	-	10,578

Davidson Kempner Long-Term Distressed Opportunities International IV LP *	(14)	Limited Partnership Interest	United States					7/12/2021	-	62,016

DPE Continuation Fund I Geschlossene Spezial-Investment GmbH & Co. KG *	(2)(3)(5)	Limited Partnership Interest	Western Europe					10/12/2022	2,193,094	3,299,915

The accompanying notes are an integral part of this consolidated schedule of investments.

4

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

Draper Associates V, L.P.		Limited Partnership Interest	United States					6/30/2026	$659,678	$671,512

Energy Capital Partners Mezzanine Opportunities Fund, LP *	(14)	Limited Partnership Interest	United States					7/8/2021	-	7,707

EQT VIII (NO.1) SCSp	(2)	Limited Partnership Interest	Western Europe					6/30/2026	130,196	139,487

Equistone Partners Europe Fund V “A” L.P.	(2)	Limited Partnership Interest	Western Europe					6/30/2026	214,862	249,989

Equistone Partners Europe Fund VI “B” SCSp	(2)	Limited Partnership Interest	Western Europe					6/30/2026	756,822	982,750

EW Healthcare Partners Fund 2-A, L.P.		Limited Partnership Interest	United States					6/30/2026	1,161,169	1,516,682

Flexential Opportunity LP *	(3)	Limited Partnership Interest	United States					12/30/2021	446,923	686,963

Flexpoint Fund II LP *	(3)	Limited Partnership Interest	United States					12/29/2023	108,606	77,394

Flexpoint Fund III, L.P. *	(3)	Limited Partnership Interest	United States					12/29/2023	774,574	702,991

Flexpoint Fund IV-B, L.P. *	(3)	Limited Partnership Interest	United States					12/29/2023	1,568,994	1,901,808

Flexpoint Overage Fund IV-B, L.P. *	(3)	Limited Partnership Interest	United States					12/29/2023	469,735	570,242

Fortress Credit Opportunities Fund V Expansion (A) LP		Limited Partnership Interest	United States					9/30/2025	481,840	534,025

Forward Ventures V LP *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	26,817	365,429

Foundry Venture Capital 2016, L.P.		Limited Partnership Interest	United States					6/30/2026	446,683	899,765

Francisco Partners IV-A, L.P.	(3)	Limited Partnership Interest	United States					7/9/2025	94,666	71,357

Francisco Partners V, L.P.	(3)	Limited Partnership Interest	United States					7/9/2025	196,247	219,844

Francisco Partners VI, L.P.	(3)	Limited Partnership Interest	United States					7/9/2025	700,936	847,719

Francisco Partners VII, L.P.	(3)	Limited Partnership Interest	United States					7/9/2025	343,208	394,758

Frazier Healthcare Athena Fund PV, L.P.	(3)	Limited Partnership Interest	United States					3/27/2026	151,920	125,663

Frazier Healthcare Athena Fund, L.P.	(3)	Limited Partnership Interest	United States					3/27/2026	30,387	25,135

Frazier Healthcare Growth Buyout Fund IX PV, L.P.	(3)	Limited Partnership Interest	United States					6/30/2025	563,601	292,779

Frazier Healthcare Growth Buyout Fund IX, L.P.	(3)	Limited Partnership Interest	United States					6/30/2025	111,015	58,462

Frazier Healthcare Growth Buyout Fund VIII PV, L.P.	(3)	Limited Partnership Interest	United States					6/30/2025	204,261	164,449

The accompanying notes are an integral part of this consolidated schedule of investments.

5

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

Frontenac XI Private Capital Limited Partnership	(3)	Limited Partnership Interest	United States					12/29/2023	$382,554	$180,510

Frontenac XI Private Capital (Parallel) Limited Partnership	(3)	Limited Partnership Interest	United States					12/29/2023	861,606	404,674

FS Equity Partners CV1, L.P.	(3)	Limited Partnership Interest	United States					5/8/2025	3,344,780	4,389,525

G Square Capital CV II L.P.	(2)(3)	Limited Partnership Interest	Western Europe					6/18/2026	12,398,480	12,284,087

GCM Grosvenor VCP II, L.P. *	(3)(14)	Limited Partnership Interest	United States					7/20/2021	37,164	23,847

Genstar Capital Partners VII LP	(3)	Limited Partnership Interest	United States					12/29/2025	1,382,265	1,328,940

Genstar Capital Partners VIII BL	(3)	Limited Partnership Interest	United States					12/29/2025	3,713,818	3,649,965

GI Partners Fund V LP	(3)	Limited Partnership Interest	United States					12/30/2021	2,709,888	3,958,029

Graham Partners OptConnect Continuation Fund, L.P. *	(3)(8)	Limited Partnership Interest	United States					12/20/2022	3,253,717	6,027,276

Green Equity Investors Side VIII, L.P.		Limited Partnership Interest	United States					6/30/2026	198,004	229,356

Greycroft Growth II, L.P.		Limited Partnership Interest	United States					6/30/2026	617,929	966,276

Greycroft Partners V, L.P.		Limited Partnership Interest	United States					6/30/2026	2,462,669	3,239,906

GS Mezzanine Partners VII Offshore, L.P. *	(14)	Limited Partnership Interest	United States					7/21/2021	46,441	113,784

GTCR Evergreen Fund I/C LP	(3)	Limited Partnership Interest	United States					4/3/2023	1,268,143	2,367,137

GTCR Fund XIII, L.P. *	(3)	Limited Partnership Interest	United States					3/31/2023	981,390	1,375,233

GTCR Oak Fund LP		Limited Partnership Interest	United States					12/15/2025	10,725,440	11,963,302

H.I.G. Middle Market Leveraged Buyout Fund IV, L.P.	(3)	Limited Partnership Interest	United States					9/30/2025	238,714	288,685

H.I.G. Venture Partners II, L.P.	(3)(7)	Limited Partnership Interest	United States					12/31/2024	183,938	451,473

HealthCare Ventures VIII, L.P. *	(7)	Limited Partnership Interest	United States					12/31/2024	-	41,441

HG Capital 8 A L.P.	(2)	Limited Partnership Interest	Western Europe					12/29/2025	1,666,226	1,751,218

HG Capital 8 D L.P.	(2)(3)	Limited Partnership Interest	Western Europe					6/30/2025	2,089,548	1,677,623

HG Genesis 10 A LP	(2)	Limited Partnership Interest	Western Europe					6/30/2026	1,456,196	1,352,857

HG Genesis 9 B L.P.	(2)(3)	Limited Partnership Interest	Western Europe					6/30/2025	1,145,272	1,426,383

The accompanying notes are an integral part of this consolidated schedule of investments.

6

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

HG Mercury 3 B LP	(2)(3)	Limited Partnership Interest	Western Europe					6/30/2025	$431,676	$695,405

Hg Saturn B L.P.	(2)	Limited Partnership Interest	Western Europe					6/30/2026	1,604,661	1,577,318

Highland Capital Partners VII Limited Partnership *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	3,940	42,310

Highland Capital Partners VII-B Limited Partnership *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	28,775	297,987

Highland Capital Partners VII-C Limited Partnership *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	3,231	34,547

HPE Continuation Fund I C.V. *	(2)(3)(4)	Limited Partnership Interest	Western Europe					11/18/2021	1,547,492	1,871,593

HPE PPRO Invest II B.V. *	(2)(4)	Limited Liability Company Interest	Western Europe					2/9/2024	54,280	82,670

Icon Ventures V, L.P.		Limited Partnership Interest	United States					6/30/2026	119,648	231,037

IK IX Fund No.1 SCSp	(2)	Limited Partnership Interest	Western Europe					6/30/2026	4,071,597	4,560,497

IK VIII No.4 Limited Partnership	(2)	Limited Partnership Interest	Western Europe					6/30/2026	699,800	718,943

IK X Fund No.1 SCSp	(2)	Limited Partnership Interest	Western Europe					6/30/2026	1,256,894	1,322,287

Inflexion Buyout Fund VI	(2)(3)	Limited Partnership Interest	Western Europe					7/2/2025	578,756	728,081

Intersouth Partners VI LP *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	87,756	896,797

JMI Extended Value Fund, L.P. *	(3)	Limited Partnership Interest	United States					12/22/2023	1,616,360	2,231,833

K2 Private Investors LP	(3)	Limited Partnership Interest	United States					12/29/2025	1,477,034	1,307,285

K3 Private Investors LP	(3)	Limited Partnership Interest	United States					12/29/2025	2,149,063	2,331,398

KarpReilly Capital Partners, L.P.	(7)	Limited Partnership Interest	United States					12/31/2024	161,260	23,277

KSL Capital IV Te L.P.		Limited Partnership Interest	United States					12/29/2025	2,415,225	2,632,211

KSL Capital Partners V L.P.	(3)	Limited Partnership Interest	United States					6/30/2025	146,104	158,119

Lightstone Ventures II, L.P.		Limited Partnership Interest	United States					6/30/2026	275,257	538,453

Longwood Fund II, L.P.		Limited Partnership Interest	United States					6/30/2026	-	7,670

Longwood Fund III, L.P.		Limited Partnership Interest	United States					6/30/2026	22,932	6,099

M.D. Sass-Macquarie Financial Strategies LP *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	22	330

The accompanying notes are an integral part of this consolidated schedule of investments.

7

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

Madison Dearborn Capital Partners VII - A/B/Global	(3)	Limited Partnership Interest	United States					9/30/2022	$1,230,290	$1,100,604

Madison Dearborn Capital Partners VII-C, L.P.		Limited Partnership Interest	United States					6/30/2026	373,915	455,881

Madison Dearborn Capital Partners VIII-C, L.P.		Limited Partnership Interest	United States					6/29/2026	50,025	59,392

Mayfield XV		Limited Partnership Interest	United States					6/30/2026	451,532	656,263

MC Private Equity IV-B, LP	(3)	Limited Partnership Interest	United States					10/13/2022	1,827,890	2,216,285

MC Private Equity Partners I-A Feeder, LP	(3)	Limited Partnership Interest	United States					3/31/2021	646,315	501,885

MC Private Equity Victoria Fund, LP *	(3)	Limited Partnership Interest	United States					9/30/2022	3,927,822	4,469,159

MDCP Insurance SPV, L.P.	(3)	Limited Partnership Interest	United States					5/5/2023	3,984,753	7,875,322

Menlo Ventures X, L.P. *	(7)	Limited Partnership Interest	United States					12/31/2024	7,646	56,126

MIC Capital Partners III Parallel (Cayman), LP *	(3)	Limited Partnership Interest	United States					3/31/2021	781,574	997,003

MML Dorchester SCSp	(2)(3)	Limited Partnership Interest	Western Europe					12/5/2025	5,808,489	7,475,038

Monarch Capital Partners Offshore VI LP		Limited Partnership Interest	United States					7/10/2025	1,179,478	1,268,819

Montagu V+ SCSp	(2)(3)	Limited Partnership Interest	Western Europe					12/2/2021	817,946	741,184

Montagu+ 2 SCSp	(2)(3)	Limited Partnership Interest	Western Europe					10/30/2025	9,110,524	11,132,537

Morgenthaler Partners VIII, L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	528,489	295,593

New Enterprise Associates 10, Limited Partnership *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	30,885	367,731

New Enterprise Associates 11, Limited Partnership *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	-	500,355

New Mountain Capital IV, L.P. *	(3)(9)	Limited Partnership Interest	United States					3/31/2023	194,977	81,525

New Mountain CAS Continuation Feeder, L.P. *	(3)	Limited Partnership Interest	United States					9/22/2021	2,474,275	950,927

New Mountain Partners III, L.P.	(3)(7)	Limited Partnership Interest	United States					12/31/2025	7,780	19,759

New Mountain Partners V, L.P.	(3)(9)	Limited Partnership Interest	United States					3/31/2023	371,732	368,061

New Mountain Partners VI, L.P.	(3)(9)	Limited Partnership Interest	United States					3/31/2023	645,191	814,003

NewSpring Elevate SPV, L.P.		Limited Partnership Interest	United States					6/30/2026	46,416	83,462

The accompanying notes are an integral part of this consolidated schedule of investments.

8

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

NewSpring Growth Capital IV, LP		Limited Partnership Interest	United States					6/30/2026	$375,701	$730,635

NFX Capital Fund I, LP		Limited Partnership Interest	United States					6/30/2026	992,375	1,919,945

Nordic Capital IX Alpha, L.P.	(2)	Limited Partnership Interest	Western Europe					6/30/2026	369,261	388,924

North Bridge Venture Partners V-A, L.P.	(3)(7)	Limited Partnership Interest	United States					12/31/2024	441,023	492,972

North Bridge Venture Partners VI, L.P.	(3)(7)	Limited Partnership Interest	United States					12/31/2024	456,037	371,357

Norvestor SPV III SCSp	(2)(3)	Limited Partnership Interest	Western Europe					7/11/2025	3,593,371	4,761,327

Oak Hill Capital Partners V, L.P. *		Limited Partnership Interest	United States					8/10/2021	271,583	14,133

Oakley Capital Guinness B1 SCSp *	(2)(3)	Limited Partnership Interest	Western Europe					6/8/2023	2,125,460	3,511,348

Oaktree Mezzanine Fund IV, L.P.	(14)	Limited Partnership Interest	United States					7/14/2021	6,261	2,507

Oaktree Opportunities Fund IX (Cayman), L.P.	(14)	Limited Partnership Interest	United States					7/14/2021	6,208	93,482

Oaktree Opportunities Fund X, L.P.	(14)	Limited Partnership Interest	United States					7/14/2021	1,190	55,930

Oaktree Opportunities Fund Xb, L.P. *	(14)	Limited Partnership Interest	United States					7/14/2021	42,531	241,031

Odyssey Investment Partners Fund V, L.P.	(3)	Limited Partnership Interest	United States					9/30/2025	1,161,920	1,819,020

Odyssey Investment Partners Fund VI-A, L.P.	(3)	Limited Partnership Interest	United States					9/30/2025	12,278,978	14,141,806

Onex Partners Co-Investment Fund LP	(3)	Limited Partnership Interest	United States					7/9/2025	52,303	50,519

Onex Partners V LP	(3)	Limited Partnership Interest	United States					6/30/2025	554,484	519,901

Onex Partners V LP		Limited Partnership Interest	United States					6/29/2026	1,232,960	1,802,490

OpenView Venture Partners IV, L.P.		Limited Partnership Interest	United States					6/30/2026	263,901	291,939

Pamlico Capital IV LP	(3)	Limited Partnership Interest	United States					12/29/2025	1,835,962	2,253,325

Panthera Growth I *	(3)	Limited Liability Company Interest	Asia					6/23/2021	641,971	1,188,870

Panthera Growth II	(3)	Limited Liability Company Interest	Asia					5/11/2023	71,398	105,718

Parthenon Investors V, L.P.	(3)	Limited Partnership Interest	United States					6/30/2025	1,115,068	1,088,274

Parthenon Investors VI Parallel, L.P.	(3)	Limited Partnership Interest	United States					6/30/2025	726,526	703,321

The accompanying notes are an integral part of this consolidated schedule of investments.

9

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

Parthenon Kairos, L.P.	(3)	Limited Partnership Interest	United States					3/3/2026	$6,485,928	$6,581,314

Peak Equity Partners I LP		Limited Partnership Interest	United States					6/30/2026	71,835	96,695

Peak Rock Capital Fund II LP	(3)	Limited Partnership Interest	United States					7/1/2025	114,497	41,974

PEG Crescentspot U.S. Corporate Finance Fund, L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	-	3,072

Pegasus WSJLL Fund, L.P. *	(3)	Limited Partnership Interest	United States					12/14/2021	2,860,214	3,366,671

Permira VII *	(2)(3)(10)	Limited Partnership Interest	Western Europe					4/3/2023	256,217	363,179

Petershill II Offshore LP	(3)(14)	Limited Partnership Interest	United States					7/21/2021	45,957	60,105

Petershill Private Equity LP	(3)(14)	Limited Partnership Interest	United States					7/21/2021	36,414	59,114

Pioneer Square Ventures Fund I, L.P.		Limited Partnership Interest	United States					6/30/2026	328,081	647,112

PPC Fund II LP *	(3)	Limited Partnership Interest	United States					12/30/2021	3,719,204	5,181,302

Procemsa Build-Up GP S.A R.L. *	(2)(3)	Limited Partnership Interest	Western Europe					11/15/2023	3,226,183	4,687,800

Prospect Partners III Continuation Fund	(3)	Limited Partnership Interest	United States					12/3/2021	12,265	2,003,076

PSC Accelerator II (C), LP *	(2)(3)	Limited Partnership Interest	Western Europe					11/22/2023	5,303,888	8,838,883

PT2, L.P.	(3)	Limited Partnership Interest	United States					12/31/2021	82,365	2,698,091

Redpoint Ventures III, LP *	(7)	Limited Partnership Interest	United States					12/31/2024	191,689	369,234

Riverside Micro-Cap Fund VI, L.P.	(3)	Limited Partnership Interest	United States					6/30/2025	331,495	375,861

Riverstone Global Energy & Power Fund V, L.P. *	(14)	Limited Partnership Interest	United States					7/8/2021	179	694

Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P.	(3)(14)	Limited Partnership Interest	United States					7/8/2021	5,966	1,177

Riverwood Capital Partners II L.P.	(14)	Limited Partnership Interest	United States					7/6/2021	269,061	234,556

Riverwood Capital Partners L.P. *	(14)	Limited Partnership Interest	United States					7/6/2021	22,393	12,766

Roark Capital Partners V (TE) LP	(3)(9)	Limited Partnership Interest	United States					12/30/2022	602,419	836,246

Roark Capital Partners VI (TE) LP	(9)	Limited Partnership Interest	United States					12/30/2022	243,282	391,497

The accompanying notes are an integral part of this consolidated schedule of investments.

10

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

Rothwell Ventures I L.P.		Limited Partnership Interest	United States					9/10/2021	$1,888,180	$2,826,298

Sagamore China Partners III, L.P. *	(3)(13)	Limited Partnership Interest	Asia					3/30/2021	1,675,330	2,074,784

Sagamore China Partners IV, L.P. *	(3)(13)	Limited Partnership Interest	Asia					3/30/2021	2,102,619	2,493,435

Sandler Capital Partners V LP *	(7)	Limited Partnership Interest	United States					12/31/2024	283	693

Saturn Opportunity LP	(3)	Limited Partnership Interest	United States					12/30/2021	600,586	1,392,001

SB Asia Investment Fund II L.P. *	(3)(7)	Limited Partnership Interest	Asia					12/31/2024	118,276	257,269

Searchlight Capital II PV, L.P.		Limited Partnership Interest	United States					6/30/2026	485,189	724,450

Searchlight Capital III PV, L.P.		Limited Partnership Interest	United States					6/30/2026	4,577,718	5,487,705

Serent Capital III, L.P. *	(3)	Limited Partnership Interest	United States					9/30/2022	172,201	332,763

Serent Capital IV L.P. *	(3)	Limited Partnership Interest	United States					9/30/2022	281,134	397,611

Seventh Cinven Fund (No. 1) Limited Partnership	(2)(3)	Limited Partnership Interest	Western Europe					7/3/2025	647,314	695,235

Sevin Rosen Fund IX L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	32,814	12,959

Shasta Ventures Fund IV, L.P.		Limited Partnership Interest	United States					6/30/2026	120,918	264,789

SK Capital Partners V-B, L.P. *	(3)(9)	Limited Partnership Interest	United States					3/31/2023	1,106,855	789,877

SSG 2026 VC Secondary Investments, L.P.		Limited Partnership Interest	United States					6/30/2026	6,249,173	8,092,973

Summa Equity Fund III (No. 1) AB	(2)	Limited Liability Company Interest	Western Europe					6/30/2026	1,910,567	2,724,747

Summit Partners Growth Equity Fund IX-B, L.P.		Limited Partnership Interest	United States					6/30/2026	247,231	252,236

Summit Partners Growth Equity Fund X-B, L.P.		Limited Partnership Interest	United States					6/30/2026	316,503	366,800

TA Associates XI, L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	6,452	34,573

TA Subordinated Debt Fund III L.P. *	(7)	Limited Partnership Interest	United States					12/31/2024	211	895

TA XIII-B, L.P.		Limited Partnership Interest	United States					6/30/2026	360,968	372,552

TA XIV-A, L.P.	(3)	Limited Partnership Interest	United States					12/30/2022	1,674,303	2,214,687

TA XIV-B, L.P.		Limited Partnership Interest	United States					6/29/2026	412,876	446,986

The accompanying notes are an integral part of this consolidated schedule of investments.

11

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

TDR Capital IV ‘A’ L.P.	(2)(3)(9)	Limited Partnership Interest	Western Europe					3/31/2023	$749,990	$1,340,581

TDR Capital IV ‘A’ L.P.	(2)(3)	Limited Partnership Interest	Western Europe					6/30/2025	3,584,839	5,741,150

Tenzing Belay L.P.	(2)(3)	Limited Partnership Interest	Western Europe					6/30/2025	982,256	1,503,938

Tenzing Private Equity I LP	(2)(3)	Limited Partnership Interest	Western Europe					6/30/2025	527,134	448,525

Tenzing Private Equity II LP	(2)(3)	Limited Partnership Interest	Western Europe					6/30/2025	2,110,306	3,774,940

The Baring Asia Private Equity Fund VI, L.P.1		Limited Partnership Interest	Asia					6/30/2026	181,683	208,868

The Baring Asia Private Equity Fund VII, SCSp		Limited Partnership Interest	Asia					6/30/2026	1,062,372	1,434,033

The Resolute III Continuation Fund, L.P. *	(3)(12)	Limited Partnership Interest	United States					9/27/2024	3,440,314	3,784,391

The Sixth Cinven Fund LP	(2)(3)	Limited Partnership Interest	Western Europe					7/3/2025	371,306	180,516

Thoma Bravo Fund XIV-A, L.P.	(3)(9)	Limited Partnership Interest	United States					3/31/2023	1,003,440	1,304,643

Thoma Bravo XIII-A	(3)	Limited Partnership Interest	United States					7/3/2025	654,536	695,361

TPG Partners VIII, L.P.		Limited Partnership Interest	United States					6/30/2026	952,326	978,666

True Ventures IV, L.P.		Limited Partnership Interest	United States					6/30/2026	631,648	1,424,815

True Ventures V, L.P.		Limited Partnership Interest	United States					6/30/2026	429,594	743,230

True Ventures VI, L.P.		Limited Partnership Interest	United States					6/30/2026	-	1,613,572

U.S. Venture Partners IX, L.P. *	(3)(7)	Limited Partnership Interest	United States					12/31/2024	17,340	206,758

Verdane Lif Continuation (D1) AB	(2)(3)	Limited Liability Company Interest	Western Europe					4/30/2026	9,027,560	8,636,509

Vitruvian Investment Partnership III *	(2)(3)	Limited Partnership Interest	Western Europe					12/30/2022	2,576,617	3,412,191

Warburg Pincus Global Growth, L.P.		Limited Partnership Interest	United States					6/30/2026	650,318	731,275

Water Street Orion Fund Parallel, L.P. *	(3)	Limited Partnership Interest	United States					12/31/2021	4,408,896	5,961,417

WCAS XIII, L.P.		Limited Partnership Interest	United States					6/30/2026	396,554	446,881

WestCap Strategic Operator Fund II, L.P.	(3)(6)	Limited Partnership Interest	United States					5/31/2022	437,390	533,455

WestCap Strategic Operator Fund, L.P.	(3)(6)	Limited Partnership Interest	United States					4/14/2022	1,595,323	1,048,143

The accompanying notes are an integral part of this consolidated schedule of investments.

12

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Secondary Investments (continued)

WestCap STUB, LLC *	(3)(6)	Limited Liability Company Interest	United States					4/14/2022	$265,449	$44,015

WestCap VG, LLC *	(3)(6)	Limited Liability Company Interest	United States					4/14/2022	30,471	5,317

Wynnchurch Capital Partners IV LP	(3)	Limited Partnership Interest	United States					12/29/2025	1,085,146	847,366

5AM Opportunities I, L.P.		Limited Partnership Interest	United States					6/30/2026	30,994	84,587

5AM Ventures V, L.P.		Limited Partnership Interest	United States					6/30/2026	90,713	226,447

Total Secondary Investments									308,597,679	375,788,954

Private Credit Investments - 1.5% (1)

Fastener Distribution Holdings *	(3)	Common Stock	United States				24	10/2/2023	84,673	270,954

Four Seasons *	(3)	Common Stock	United States	Class A Common Units			209	4/4/2023	209,228	244,776

Four Seasons	(3)(17)	Loan Notes	United States	First Amendment Term Loan	1M SOFR + 5.50%	11/18/2028	390,190	4/19/2024	390,190	390,190

Four Seasons	(3)(17)	Loan Notes	United States	Term Loan	1M SOFR + 5.50%	11/18/2028	4,383,826	4/4/2023	4,346,419	4,383,826

Symplr	(3)(16)(17)	Loan Notes	United States	Fourth Amendment Term Loan	3M SOFR + 10.00%	12/22/2028	6,108,297	5/15/2024	6,017,677	3,832,957

Tank Holding	(3)(17)	Loan Notes	United States	Term Loan	1M SOFR + 6.00%	3/31/2028	1,369,451	5/26/2023	1,354,499	1,352,333

Total Private Credit Investments									12,402,686	10,475,036

Co-Investments - 50.6% (1)

ACP Ukulele Co-Invest LP *		Limited Partnership Interest	United States					3/4/2024	3,060,104	4,502,424

Adams Street Apos Co-Inv. Aggregator LP	(2)	Limited Partnership Interest	Western Europe					7/16/2021	689,438	1,346,206

Adams Street Ocean AK Co-Inv. Aggregator LP		Limited Partnership Interest	Asia					6/28/2021	270,208	255,484

Adams Street Synthesis Co-Inv. Aggregator LP	(2)	Limited Partnership Interest	Western Europe					5/27/2021	493,385	524,324

AEA EXC CF LP *		Limited Partnership Interest	United States					8/11/2022	2,148,223	2,701,659

Altor I Co-Invest AB *	(2)	Limited Partnership Interest	Western Europe					12/29/2023	2,298,159	3,066,247

Altruist Corp *	(3)	Preferred Stock	United States	Series D			605,421	3/17/2023	3,809,681	7,081,505

Altruist Corp *	(3)	Preferred Stock	United States	Series E			237,915	2/14/2024	2,196,719	3,006,023

Amalfi Invest Collective S.C.A	(2)	Limited Partnership Interest	Western Europe					2/28/2023	1,641,372	6,137,889

ASP Co-Inv Fac 1 LP		Common Stock	Asia	Ordinary Shares			6,176	4/11/2022	621,369	2,408,417

ASP Co-Inv Fac 2 LP	(2)(3)	Limited Partnership Interest	Western Europe					8/1/2022	1,705,285	2,903,597

The accompanying notes are an integral part of this consolidated schedule of investments.

13

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Co-Investments (continued)

ASP Corp Fac 1 Inc.	(3)	Limited Liability Company Interest	United States					6/29/2022	$341,101	$1,466,871

Astorg Normec Fund	(2)	Limited Partnership Interest	Western Europe					9/23/2024	749,973	1,150,139

Astorg VIII Co-Invest Acturis *	(2)(3)	Limited Partnership Interest	Western Europe					10/17/2024	6,372,321	9,346,021

Astorg VIII Co-Invest Corden Fac	(2)(3)	Limited Partnership Interest	Western Europe					8/1/2022	283,914	293,956

Astro Co-Invest, L.P.		Limited Partnership Interest	United States					6/26/2025	5,715,200	7,782,673

BAH Co-Investor, L.P. *	(3)	Limited Partnership Interest	United States					10/11/2022	1,399,362	2,692,960

BC Partners Dory Co-Investment LP *		Limited Partnership Interest	United States					10/25/2023	2,411,088	3,421,608

BEHP Co-Investor II, L.P.	(3)	Limited Partnership Interest	United States					4/14/2022	474,106	2,253,987

Belize Co-Investment	(3)	Common Stock	United States	Ordinary Shares			8,864	1/26/2026	8,863,640	8,863,640

Bigtincan Holdings (Cayman) Limited Partnership		Limited Partnership Interest	United States					8/25/2025	6,890,000	6,889,348

BillionToOne, Inc. *		Common Stock	United States				246,939	11/6/2025	6,913,965	29,627,741

BW Colson Co-Invest, L.P.		Limited Partnership Interest	United States					2/25/2021	507,196	1,055,472

CMC Tarzan, L.P. *	(3)	Limited Partnership Interest	Asia					6/14/2021	737,400	-

Cub SPV-C, L.P.	(3)	Limited Partnership Interest	United States					6/26/2026	3,692,866	3,692,866

Cyberhaven, Inc. *	(3)	Preferred Stock	United States	Series C			4,988,147	4/25/2024	5,201,260	10,941,610

Cyberhaven, Inc. *	(3)	Preferred Stock	United States	Series D			349,154	12/23/2024	649,392	765,877

DispatchHealth Holdings, Inc.	(3)	Common Stock	United States				20,808	11/1/2022	6,089,703	915,656

DispatchHealth Holdings, Inc.	(3)	Preferred Stock	United States	Series A-1 Preferred			1,347	5/15/2026	85,081	74,587

DispatchHealth Holdings, Inc.	(3)	Preferred Stock	United States	Series A-1-F Preferred			3,593	5/23/2025	183,195	183,181

DispatchHealth Holdings, Inc.	#(3)	Warrants	United States				1	5/23/2025	-	46,734

DL Inv Aggregator Fund LP *	(3)	Preferred Stock	The Americas	Series A-7			2,808	10/8/2021	459,516	84,576

Dremio Corporation *	(3)	Preferred Stock	United States	Series E			168,576	1/18/2022	1,439,048	1,420,853

Emerald Technologies Holdings, L.P.	(3)	Limited Partnership Interest	United States					4/13/2022	676,162	673,111

Espresso Opportunity LP		Limited Partnership Interest	United States					8/26/2025	2,998,531	3,998,927

Ethos Capital Digital Infrastructure LP		Limited Partnership Interest	United States					12/15/2025	8,339,822	12,301,179

Evolution Parent, LP		Limited Partnership Interest	United States					6/11/2021	679,153	1,516,846

FH KH Parent, L.P.	(3)	Limited Partnership Interest	United States					1/29/2025	10,189,272	14,264,846

The accompanying notes are an integral part of this consolidated schedule of investments.

14

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Co-Investments (continued)

FS NU Investors, LP *	(3)	Limited Liability Company Interest	United States					8/11/2022	$1,694,560	$1,372,922

Goldeneye Holdings Parent, LP *	(3)	Limited Partnership Interest	United States					7/1/2021	7,005,308	8,421,812

HG Lighthouse Co-Invest L.P. *	(2)	Limited Partnership Interest	United States					5/27/2022	830,792	996,729

Homeward, Inc. *	(3)	Preferred Stock	United States	Series B			210,588	5/14/2021	1,600,018	1,340,293

Homeward, Inc. *	(3)	Preferred Stock	United States	Series C-1			259,819	5/14/2021	401,446	401,446

Homeward, Inc. *	(3)	Preferred Stock	United States	Series C-2			4,415,251	5/14/2021	4,998,545	5,457,692

Homeward, Inc.	(3)	Preferred Stock	United States	Series D-2 Preferred			405,778	4/3/2026	854,123	854,123

Homeward, Inc. *	#(3)	Warrants	United States	Series C-1 Preferred Warrants			295,612	9/18/2025	-	456,750

Homeward, Inc. - expiring 7/28/2033, $0.001 *	#(3)	Warrants	United States	Series B Preferred Warrants			385,012	5/14/2021	-	2,450,419

Industrial F&B Collective S.C.A.	(2)	Limited Partnership Interest	United States					2/9/2026	14,926,200	14,817,390

JMI PCC Holdings, L.P. *		Limited Partnership Interest	The Americas					5/3/2022	888,465	1,134,883

Keensight Actico Coinvestment SLP	(2)	Limited Partnership Interest	Western Europe					6/25/2025	4,295,509	4,170,436

Kelso XI Heights Co-Investment (DE), L.P. *		Limited Partnership Interest	United States					8/22/2022	1,038,099	1,108,145

Kenco PPC Blocker LLC		Limited Liability Company Interest	United States					11/14/2022	1,132,374	4,347,006

Level AI *	(3)	Preferred Stock	United States	Series C			671,542	6/26/2024	1,008,460	1,756,688

Magenta Blocker Aggregator LP *		Limited Partnership Interest	United States					7/23/2021	468,528	576,867

MDCP Co-Investors (Jade III), L.P.	(2)	Limited Partnership Interest	Western Europe					6/25/2025	6,807,086	8,198,434

MDCP Co-Investors (Tango), L.P. *		Limited Partnership Interest	Western Europe					5/26/2022	943,070	1,869,076

Menlo Ridgeview CoInvest LLC		Limited Liability Company Interest	United States					5/16/2025	7,201,700	8,964,341

NC Ocala Co-Invest Beta, L.P. *		Limited Partnership Interest	United States					11/19/2021	1,102,222	1,216,487

NMSEF I Aggregator, L.P. *		Limited Partnership Interest	United States					11/10/2021	454,078	966,866

NMSEF I Holdings VII, L.P. *		Limited Partnership Interest	The Americas					8/7/2024	3,383,102	4,251,687

Nomad Health, Inc. *	(3)	Common Stock	United States				18,980	5/27/2022	250,298	-

Nomad Health, Inc. *	(3)	Preferred Stock	United States	Series AA-1			36,893	5/27/2022	20,627	17,279

Nomad Health, Inc. *	(3)	Preferred Stock	United States	Series AAA Preferred			83,284	9/30/2025	34,814	39,007

Nomad Health, Inc. *	(3)	Preferred Stock	United States	Series BB-1			73,786	5/27/2022	41,254	-

Nomad Health, Inc. *	(3)	Preferred Stock	United States	Series CC-1			39,483	5/27/2022	520,680	-

The accompanying notes are an integral part of this consolidated schedule of investments.

15

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Co-Investments (continued)

Nomad Health, Inc. *	#(3)	Warrants	United States	Series AAA - Preferred Warrants			22,123	9/30/2025	$-	$10,362

NT SPV 14 *		Common Stock	Asia	Ordinary Shares			600,000	1/9/2023	601,450	1,451,102

Oakley Capital Guinness B1 SCSp *	(2)	Limited Partnership Interest	Western Europe					6/8/2023	2,120,842	3,380,464

Oakley Capital V Co-Investment (A) SCSp *	(2)	Limited Partnership Interest	Western Europe					12/9/2022	1,439,041	2,701,815

Odyssey Investment Partners VI Mercalis CoInvest, LP		Limited Partnership Interest	United States					5/27/2025	8,048,825	7,997,479

Onward Co-Invest L.P.	(3)	Limited Partnership Interest	United States					3/23/2026	17,211,395	17,167,117

Orca Security, Ltd. *	(3)	Common Stock	Asia	Ordinary Shares			20,545	8/27/2021	202,478	142,929

Orca Security, Ltd. *	(3)	Preferred Stock	Asia	Seed			51,360	8/27/2021	505,753	357,305

Orca Security, Ltd. *	(3)	Preferred Stock	Asia	Series A			15,055	8/27/2021	148,198	104,736

Orca Security, Ltd. *	(3)	Preferred Stock	Asia	Series B			11,855	8/27/2021	116,698	82,474

Orca Security, Ltd. *	(3)	Preferred Stock	Asia	Series C-1			20,345	8/27/2021	243,889	243,187

Orca Security, Ltd. *	(3)	Preferred Stock	Asia	Series C-2			6,184	12/5/2025	45,335	68,002

Orca Security, Ltd. *	#(3)	Warrants	Asia				1	12/5/2025	-	52,566

Parthenon Kairos, L.P.		Limited Partnership Interest	United States					3/2/2026	6,328,175	6,292,674

Partners Group Client Access 34, L.P. Inc. *	(3)	Limited Partnership Interest	United States					4/15/2021	209,797	218,151

Plutus Financial Holdings, Inc. (ABRA) *	(3)	Common Stock	United States				86,339	3/31/2026	485,197	963,543

Poolside, Inc. *	(3)	Preferred Stock	Western Europe	Series B			26,245	7/10/2024	2,003,926	2,933,338

PPC CHG Blocker LLC *		Limited Liability Company Interest	United States					12/9/2021	1,203,735	1,979,826

PSC Stanley Coinvest, LP *		Limited Partnership Interest	United States					9/26/2023	2,149,258	3,854,720

Reify Health, Inc. *	(3)	Common Stock	United States				25,464	12/3/2021	76,458	90,656

Reify Health, Inc. *	(3)	Preferred Stock	United States	Series C			139,040	6/9/2021	746,479	745,217

Reify Health, Inc. *	(3)	Preferred Stock	United States	Series Seed			67,500	6/28/2021	361,782	240,312

Remote Technology, Inc. *	(3)	Preferred Stock	United States	Series B			25,965	7/15/2021	1,047,793	2,737,554

Remote Technology, Inc. *	(3)	Preferred Stock	United States	Series C			4,601	5/4/2022	441,193	485,095

SLP EGF III Co-Investment Fund		Limited Partnership Interest	Western Europe					6/14/2021	516,499	439,796

SLP Valor Co-Invest, L.P. *		Limited Partnership Interest	United States					5/28/2024	2,617,517	4,780,275

Special Packaging Solutions Opportunities S.C.A *	(2)	Limited Partnership Interest	Western Europe					11/18/2021	610,807	1,171,606

Sprints Watson LP	(3)	Limited Partnership Interest	Western Europe					6/5/2026	7,554,812	7,554,812

STG Bravo, L.P. *		Limited Partnership Interest	United States					4/13/2021	12,049	104,116

The accompanying notes are an integral part of this consolidated schedule of investments.

16

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Type	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)***	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date****	Cost	Fair Value

Co-Investments (continued)

STG Mercury, L.P. *		Limited Partnership Interest	United States					5/26/2023	$2,152,292	$2,254,390

Stichting Administratiekantoor Ristretti Co-Investment (Expereo) *	(2)(3)	Common Stock	Western Europe	Depository Receipts			420,380	4/23/2021	511,564	379,683

TA ID Aggregator, L.P. *		Limited Partnership Interest	United States					3/1/2021	270,065	285,903

TidalWave		Limited Partnership Interest	United States					6/2/2023	2,062,725	2,708,837

Truehold *	(3)	Preferred Stock	United States	Series C			568,397	8/28/2024	5,736,357	7,901,469

Truehold *	(3)	Preferred Stock	United States	Series C-1			31,554	3/16/2026	430,150	438,642

Turquoise Health Co. *	(3)	Preferred Stock	United States	Series B			351,555	12/22/2023	3,321,166	4,074,448

Turquoise Health Co. *	(3)	Preferred Stock	United States	Series C Preferred			33,971	9/18/2025	390,586	393,717

Turquoise Health Co. *	(3)	Preferred Stock	United States	Series C-1 Preferred			28,151	9/18/2025	291,309	326,264

Vector Solstice Co-Investment, L.P.		Limited Partnership Interest	United States					9/26/2025	12,000,000	12,008,418

Verdane P Co-Invest AB *	(2)	Limited Partnership Interest	Western Europe					3/30/2022	863,427	256,278

Welbe Health, LLC	(3)	Limited Liability Company Interest	United States					11/29/2021	3,250,619	6,045,540

24PT Co-Investment Limited Partnership *		Limited Partnership Interest	United States					11/5/2024	4,885,909	5,474,203

Total Co-Investments									256,393,118	345,744,839

Short-Term Investments - 2.2%

State Street Institutional Treasury Plus Money Market Fund - Premier Class	(15)	Money Market Fund	United States		3.58%		15,046,558		$15,046,558	$15,046,558

Total Short-Term Investments									15,046,558	15,046,558

Total Investments - 111.2%									604,306,040	760,267,961

Liabilities in excess of other assets - (11.2)%										(76,765,649)

Total Net Assets - 100%										$683,502,312

The accompanying notes are an integral part of this consolidated schedule of investments.

17

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited) (Continued)

Investment Type allocation	Cost	Fair Value	% of Investments, at Fair Value
Common Stock	$24,910,023	$45,359,097	6.0%
Limited Liability Company Interest	37,309,024	48,141,414	6.3%
Limited Partnership Interest	475,597,177	584,188,255	76.8%
Loan Notes	12,108,785	9,959,306	1.3%
Money Market Fund	15,046,558	15,046,558	2.0%
Preferred Stock	39,334,473	54,556,500	7.2%
Warrants	-	3,016,831	0.4%

Total Investments	$604,306,040	$760,267,961	100.0%

Geographic allocation	Cost	Fair Value	% of Investments, at Fair Value
Asia	$9,346,427	$12,929,179	1.7%
Australasia	554,805	867,552	0.1%
The Americas (excluding United States)	8,135,381	10,994,042	1.5%
United States	419,399,758	531,491,438	69.9%
Western Europe	166,869,669	203,985,750	26.8%

Total Investments	$604,306,040	$760,267,961	100.0%

*	Non-income producing.

**	Geographic Region generally reflects the location of the investments and may be different from where the underlying portfolio company assets are located.

***	Investment Abbreviations: SOFR - Secured Overnight Financing Rate.

****	Acquisitions prior to April 1, 2025 reflect acquisitions by the Predecessor Fund (as defined in Note 1). See Note 1 for additional information.

#	Warrants with zero or nominal cost were acquired as part of a follow-on financing. Warrants are convertible to equity subject to various conditions upon the occurrence of future financing events.

(1)

Primary Investments, Secondary Investments, Private Credit Investments and Co-Investments (each as defined in Note 1) have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $745,221,403, which represents 109.0% of net assets as of June 30, 2026.

(2)	The investment is denominated in a foreign currency; cost includes the impact of exchange-rate differences from actual draws and distributions.

(3)

These investments are characterized as Level 3 securities within the fair value hierarchy. Level 3 security values are determined using significant unobservable inputs. See Note 3 for additional information regarding Level 3 investments.

(4)	Invests through ASP Herengracht Facilitation Ltd, holding a 4.15% ownership interest.

(5)	Invests through ASP Sec Corp 1 S.à r.l., holding a 4.65% ownership interest.

(6)	Invests through ASP Sec Fac 1 LP, holding a 4.76% ownership interest.

(7)	Invests through ASP Sec Fac 11 LP, holding a 14.29% ownership interest.

(8)	Invests through ASP Sec Fac 3 LP, holding a 10.95% ownership interest.

(9)	Invests through ASP Sec Fac 4 LP, holding a 6.20% ownership interest.

(10)	Invests through ASP Sec Fac 5 LP, holding a 6.89% ownership interest.

(11)	Invests through ASP Sec Fac 7 LP, holding a 3.09% ownership interest.

(12)	Invests through ASP Sec Fac 9 LP, holding a 5.45% ownership interest.

(13)	Invests through ASP Stitch Facilitation LP, holding a 6.94% ownership interest.

(14)	Invests through ASP Ursus Facilitation LP, holding an 8.65% ownership interest.

(15)	The rate shown is the annualized seven-day yield as of June 30, 2026.

(16)	The stated interest rate includes 4.00% PIK.

(17)	As of June 30, 2026, the following reference rates were in effect: 1M SOFR - 1 Month SOFR was 3.63%; 3M SOFR - 3 Month SOFR was 3.63%.

The accompanying notes are an integral part of this consolidated schedule of investments.

18

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

1. ORGANIZATION

Adams Street Private Equity Navigator Fund LLC (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is the successor to Adams Street Global Private Markets Fund LP (the “Predecessor Fund”), a Cayman Islands exempted limited partnership that was organized on November 30, 2020 and commenced operations on February 2, 2021. On March 26, 2025, the Predecessor Fund converted to a Delaware limited liability company, and on April 1, 2025, the Fund registered under the 1940 Act (the “Conversion”).

The Fund is managed and advised by Adams Street Advisors, LLC (the “Adviser”), a subsidiary of Adams Street Partners, LLC (“Adams Street”). The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The business operations of the Fund are supervised under the direction of the Fund’s Board of Directors (the “Board”), subject to the laws of the State of Delaware and the Fund’s limited liability company agreement, as may be amended, restated or otherwise modified from time to time.

The Fund’s investment objective is to seek attractive long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a broad portfolio of global private markets investments. The Fund may gain access to private markets investments through a number of different approaches, including: (i) primary and secondary investments in private funds, holding vehicles or other investment vehicles managed by unaffiliated third-party managers (“Portfolio Funds”) (such investments, “Primary and Secondary Investments”) and (ii) direct investments in the equity and/or debt of private companies, including co-investments and private credit investments (“Direct Investments”). Primary Investments are investments in an original issuance of a Portfolio Fund which has yet to invest a substantial portion of its capital in underlying portfolio companies. Secondary Investments are investments through a secondary purchase of a Portfolio Fund or the substantive equivalent based on underwriting of identified funds/portfolio companies. A “Co-Investment” is an investment in an identified buyout, venture growth or other alternative asset transaction (the securities or instruments of which primarily constitute equity or equity-like instruments), generally made by the Fund as a lead investor or alongside a private fund sponsor. A “Private Credit Investment” is an investment in senior and/or subordinated debt that is secured and/or unsecured and, potentially as a component of the transaction, preferred or common equity, warrants and other securities offered in connection with such Private Credit Investment.

The Fund also invests a portion of its assets in a portfolio of liquid assets, including: cash; short-term, high-quality (i.e., investment grade or higher), liquid debt securities and other credit instruments; and other investment companies, including money market funds and exchange traded funds.

Investments in the Fund may be made only by eligible investors that are “qualified clients” as defined in Rule 205-3 under the Advisers Act.

2. SIGNIFICANT ACCOUNTING POLICIES

Valuation

The Fund values its investments at fair value in accordance with Accounting Standards Codification Topic 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Rule 2a-5 under the 1940 Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the U.S. Securities and Exchange Commission (“SEC”) adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited) (Continued)

Certain investments in Portfolio Funds and Direct Investments are valued based on the latest net asset value (“NAV”) reported by the Portfolio Fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private investment is calculated in a manner consistent with Accounting Standards Codification Topic 946, Financial Services – Investment Companies. If the NAV of an investment in a Portfolio Fund or Direct Investment is not available at the time the Adviser is calculating the Fund’s NAV, the most recently provided valuation information about such investment will typically be adjusted by the Adviser pursuant to the Adviser’s valuation procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Fund or Direct Investment.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments), the fair value will be determined in good faith by the Adviser. In determining the fair values of these investments, the Adviser will apply generally accepted valuation approaches and methods for fair value measurement. The approaches that may be utilized include, but are not limited to, (i) a market approach, which uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business), or (ii) an income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The foregoing approaches are not exhaustive, and other methodologies may be employed as appropriate. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies, investment sponsors or other business counterparties.

A valuation committee consisting of senior personnel of the Adviser reviews and approves the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation positive assurance services for Direct Investments.

The Fund values portfolio securities for which market quotations are readily available at the last reported sales price or official closing price on the primary market or exchange on which they trade. Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange. The values of such securities used in computing the Fund’s NAV are determined as of such times.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Pursuant to Rule 2a-5, the Board has selected the Adviser as the “valuation designee” (as defined in Rule 2a-5) to perform fair value determinations in good faith for investments held by the Fund without readily available market quotations, subject to the oversight of the Board (in such capacity, the “Valuation Designee”). The Valuation Designee is responsible for developing and implementing the valuation processes and procedures for the Fund’s investments, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

3. FAIR VALUE MEASUREMENTS

The Fund records its investments at fair value in accordance with accounting principles generally accepted in the United States. Fair value is the price that would be received upon the sale of an investment in an orderly transaction between market participants at the measurement date.

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited) (Continued)

The investments fall into one of the following three categories within the fair value hierarchy of inputs:

•	Level 1 - inputs reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Investments classified within Level 1 held by the Fund typically consist of public stock positions distributed from Primary and Secondary Investments or held as a result of an initial public offering of a Direct Investment as well as cash equivalents held as money market funds. Management does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

•

Level 2 - inputs include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability other than quoted prices, either directly or indirectly, including inputs in markets that are not considered to be active.

Investments classified within Level 2 held by the Fund may consist of public stock positions where the valuation is adjusted to reflect illiquidity and/or non-transferability.

•	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Investments classified within Level 3 held by the Fund typically consist of other investments that are not measured at net asset value (“NAV”). When observable prices are not available, management uses valuation techniques for which sufficient and reliable data is available. The valuation of nonmarketable privately-held investments requires significant judgment by management due to the absence of quoted market values, inherent lack of liquidity, changes in market conditions and the long-term nature of such assets. Such investments are valued initially based upon the transaction price. Valuations are reviewed quarterly utilizing available market data and additional factors to determine if the carrying value of these investments should be adjusted. Market data includes observations of the trading multiples of public companies considered comparable to the private companies being valued. Valuations are adjusted to account for company-specific issues, the lack of liquidity inherent in a non-public investment and the fact that comparable public companies are not identical to the companies being valued. In addition, a variety of additional factors are reviewed by management, including, but not limited to, estimates of liquidation value, prices of recent transactions in the same or similar issuer, current operating performance and future expectations of the particular investment, changes in market outlook and the financing environment. In determining valuation adjustments, emphasis is placed on market participants’ assumptions and market-based information over entity-specific information.

The Fund measures the fair value of its investments in Portfolio Funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, a fair value determination is made under procedures established by and under the general supervision of the Adviser. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary and provided by multiple independent sources actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to management’s perceived risk of that investment.

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited) (Continued)

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2026:

Investments	Level 1	Level 2	Level 3	Total
Primary Investments	$-	$-	$602,220	$602,220
Secondary Investments	-	-	269,355,475	269,355,475
Private Credit Investments	-	-	10,475,036	10,475,036
Co-Investments	29,627,741	-	147,298,007	176,925,748
Short-Term Investments	15,046,558	-	-	15,046,558

Total Investments	$44,674,299	$-	$427,730,738	$472,405,037

The Fund held Primary Investments, Secondary Investments and Co-Investments with a fair value of $12,610,354, $106,433,479 and $168,819,091, respectively, which are excluded from the fair value hierarchy as of June 30, 2026, in accordance with ASC 820-10 as investments in underlying funds valued at net asset value as a practical expedient are not required to be included in the fair value hierarchy.

The classification of an investment as Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. However, Level 3 investments typically include, in addition to unobservable or Level 3 inputs, observable inputs (that is, inputs that are actively quoted and can be validated to market sources). Increases (decreases) in these inputs in isolation would result in a significantly higher (lower) fair value measurement. The impact of such changes is not necessarily linear and may be affected by the interaction of multiple inputs.

The following table shows a reconciliation of investments classified within Level 3 during the period:

	Primary Investments	Secondary Investments	Private Credit	Co- Investments	Total
Balance as of March 31, 2026	$-	$73,605,820	$11,881,545	$137,774,476	$223,261,841
Transfers into Level 3	-	169,188,120	-	11,545,971	180,734,091
Transfers out of Level 3	-	(2,806,682)	-	(20,590,662)	(23,397,344)
Purchases of Investments	602,220	28,079,790	-	12,450,039	41,132,049
Amortization of Discounts	-	-	14,892	-	14,892
Payment-in-kind	-	-	60,478	-	60,478
Sales/Paydowns/Distributions Received	-	(2,872,507)	(15,752)	(200,691)	(3,088,950)
Net change in unrealized appreciation (depreciation)	-	4,160,934	(1,466,127)	6,318,874	9,013,681

Balance as of June 30, 2026	$602,220	$269,355,475	$10,475,036	$147,298,007	$427,730,738

Net change in unrealized appreciation (depreciation) on investments held at June 30, 2026	$-	$4,160,934	$(1,466,127)	$6,318,874	$9,013,681

The Fund had investments that transferred out of Level 3 valued at $23,397,344. The transfers out of Level 3 were due to the investment being valued at net asset value as of June 30, 2026. Transfers into Level 3, if any, may represent distributions of privately-traded stock from the limited partnership investments and privately-held investments not measured at net asset value. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited) (Continued)

The following table provides a summary of valuation techniques and quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2026:

Investment Type	Fair Value at June 30, 2026		Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average by Fair Value)
Primary Investments
Limited Partnership Interest		$602,220	Recent Financings	N/A	N/A
Secondary Investments
Limited Liability Company Interest	$ $	1,343,920 8,636,509	Adjusted Reported NAV Recent Financings	Fair Value Adjustments N/A	N/A N/A
Limited Partnership Interest	$ $	242,530,540 16,844,506	Adjusted Reported NAV Recent Financings	Fair Value Adjustments N/A	N/A N/A
Private Credit Investments
Common Stock		$515,730	Market Approach	EBITDA Multiple	11.3x - 19.7x (15.3x)
Loan Notes		$9,959,306	Income Approach	Market Interest Rate	9.7% - 34.6% (19.6%)
Co-Investments
Common Stock	$ $ $	379,683 1,149,241 9,827,183	Market Approach Market Comparables Recent Financings	Gross Profit Multiple Revenue Multiple N/A	0.8x (0.8x) 5.8x -14.2x (10.9x) N/A
Limited Liability Company Interest	$ $	2,839,793 6,045,540	Market Approach Market Comparables	MOIC Revenue Multiple	0.8x - 2.8x (1.8x) 11.6x (11.6x)
Limited Partnership Interest	$ $ $	- 40,395,330 29,087,906	Adjusted Reported NAV Market Approach Recent Financings	Discount to NAV MOIC N/A	100% (100%) 1.1x - 2.9x (1.5x) N/A
Preferred Stock	$ $	51,538,587 3,017,913	Market Comparables Recent Financings	Revenue Multiple N/A	2.2x - 21.3x (10.6x) N/A
Warrants	$ $	2,970,097 46,734	Market Comparables Recent Financings	Revenue Multiple N/A	2.2x - 14.2x (2.4x) N/A

Four of the valuation techniques used in Level 3 of the fair value hierarchy utilize unobservable inputs developed by management in determining the fair value of the Fund’s investments. These are detailed below:

•	Income Approach - fair value is determined based on an analysis of the contractual yield earned on the investment with a comparable market rate.

•	Market Approach - investments are valued based on recent transactions, adjusted as necessary for any changes in unobservable inputs, market conditions and other similar transactions.

•	Market Comparables - market data includes observations of the trading multiples of public companies considered comparable to the private companies being valued.

•	Recent Financings - may include fair value indications based on a round of financing in which the Fund may or may not have participated.

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Schedule of Investments

June 30, 2026 (Unaudited) (Continued)

The significant unobservable inputs used in the fair value measurement of the privately held securities are revenue multiple, EBITDA multiple, multiple on invested capital (MOIC), discount for lack of marketability, price per share in a recent round of financing, potential bids, assessment of credit quality, and comparable market rates. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

While management believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methodologies or assumptions to estimate the fair value of investments in nonmarketable investments could result in a different estimate of fair value at the reporting date. Those fair value estimates, including those carried at net asset value, may differ significantly from the values that would have been determined had a readily available market for such investments existed, or had such investments been liquidated or sold to non-affiliated investors, and these differences could be material to the consolidated financial statements.